Accrued Expenses and Other Current Liabilities (Details) - Schedule of Accrued Expenses and Other Current Liabilities - USD ($) $ in Thousands	Mar. 31, 2024	Sep. 30, 2023
Schedule of Accrued Expenses and Other Current Liabilities [Abstract]
Accrued compensation and benefits	$ 1,765	$ 2,841
Liability-classified warrants	206
Accrued professional fees	706	273
Accrued interest	132	304
Deferred revenue	43	138
Committed equity facility fees	1,575
Unpaid Merger-related transaction costs	1,240
Other	1,369	963
Total accrued expenses and other current liabilities	$ 7,036	$ 4,519